Capital commitments	12 Months Ended
Dec. 31, 2024
Additional information [abstract]
Capital commitments	Capital commitments
Authorized future capital expenditure for property, plant and equipment (excluding right-of-use assets) by group companies for which contracts had been signed at 31 December 2024 amounted to $13,642 million (2023 $10,354 million, 2022 $9,381 million). bp has contracted capital commitments amounting to $3,392 million (2023 $1,580 million, 2022 $1,764 million) in relation to joint ventures and $59 million (2023 $105 million, 2022 $18 million) in relation to associates.